Supplemental Cash Flows Information	11 Months Ended
Dec. 29, 2013
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flows Information
Supplemental Cash Flows Information

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
	(In thousands)
Cash Paid During the Period For:
Interest	$259,335	$42,376	$285,324	$277,954	$268,131
Income taxes	$131,213	$31,912	$327,046	$265,547	$154,527

In addition, the Company acted as servicer for approximately $76.5 million, $184.3 million and $205.6 million of trade receivables which were sold to unrelated third parties without recourse as of December 29, 2013, April 28, 2013 and April 29, 2012, respectively. These trade receivables are short-term in nature. The proceeds from these sales are also recognized on the statements of cash flows as a component of operating activities.
The Company has not recorded any servicing assets or liabilities as of December 29, 2013, April 28, 2013 or April 29, 2012 for the arrangements discussed above because the fair value of these servicing agreements as well as the fees earned were not material to the financial statements.